Taxation - Component of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Current tax expenses	¥ 12,839		¥ 15,571	¥ 21,919
Deferred tax recovery	(28,004)	$ (4,073)	(11,296)	(7,118)
Income tax expenses/(benefit)	¥ (15,165)	$ (2,206)	¥ 4,275	¥ 14,801